UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Poplar Forest Capital, LLC
Address: 70 South Lake Avenue
         Suite 930
         Pasadena, CA  91101

13F File Number:  028-13350

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Dale Harvey
Title:     Managing Member
Phone:     626-304-6000

Signature, Place, and Date of Signing:

 /s/  J. Dale Harvey     Pasadena, CA     November 7, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    43

Form 13F Information Table Value Total:    $445,621 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101     1457    15760 SH       SOLE                    15760        0        0
ABBOTT LABS                    COM              002824100     6899   100622 SH       SOLE                   100622        0        0
AETNA INC NEW                  COM              00817Y108    10797   272660 SH       SOLE                   272660        0        0
ALLSTATE CORP                  COM              020002101    19787   499538 SH       SOLE                   499538        0        0
AMERICAN INTL GROUP INC        COM NEW          026874784     8821   269003 SH       SOLE                   269003        0        0
AVERY DENNISON CORP            COM              053611109    12607   396213 SH       SOLE                   396213        0        0
BAKER HUGHES INC               COM              057224107     6773   149740 SH       SOLE                   149740        0        0
BANK OF AMERICA CORPORATION    COM              060505104    20447  2315653 SH       SOLE                  2315653        0        0
BAXTER INTL INC                COM              071813109    19562   324575 SH       SOLE                   324575        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     1040    30800 SH       SOLE                    30800        0        0
CARNIVAL CORP                  PAIRED CTF       143658300    15461   424410 SH       SOLE                   424410        0        0
CHEVRON CORP NEW               COM              166764100      295     2528 SH       SOLE                     2528        0        0
CITIGROUP INC                  COM NEW          172967424    20313   620825 SH       SOLE                   620825        0        0
DONNELLEY R R & SONS CO        COM              257867101    12069  1138594 SH       SOLE                  1138594        0        0
ELECTRONIC ARTS INC            COM              285512109    11799   929771 SH       SOLE                   929771        0        0
EMERSON ELEC CO                COM              291011104     1079    22355 SH       SOLE                    22355        0        0
EXXON MOBIL CORP               COM              30231G102      505     5520 SH       SOLE                     5520        0        0
FORTUNE BRANDS HOME & SEC IN   COM              34964C106     5574   206370 SH       SOLE                   206370        0        0
GENERAL ELECTRIC CO            COM              369604103    16076   707870 SH       SOLE                   707870        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      631    13656 SH       SOLE                    13656        0        0
HEWLETT PACKARD CO             COM              428236103    16293   955049 SH       SOLE                   955049        0        0
INTERNATIONAL BUSINESS MACHS   COM              459200101    12496    60236 SH       SOLE                    60236        0        0
JOHNSON & JOHNSON              COM              478160104     1454    21094 SH       SOLE                    21094        0        0
JPMORGAN CHASE & CO            COM              46625H100    19154   473175 SH       SOLE                   473175        0        0
LILLY ELI & CO                 COM              532457108    18154   382913 SH       SOLE                   382913        0        0
LINCOLN NATL CORP IND          COM              534187109    19553   808307 SH       SOLE                   808307        0        0
MANNKIND CORP                  COM              56400P201       42    14500 SH       SOLE                    14500        0        0
MCGRAW HILL COS INC            COM              580645109    19675   360419 SH       SOLE                   360419        0        0
MICRON TECHNOLOGY INC          COM              595112103       75    12500 SH       SOLE                    12500        0        0
MICROSOFT CORP                 COM              594918104    18125   609030 SH       SOLE                   609030        0        0
OMNICOM GROUP INC              COM              681919106    17683   342954 SH       SOLE                   342954        0        0
ORACLE CORP                    COM              68389X105      278     8837 SH       SOLE                     8837        0        0
PEPSICO INC                    COM              713448108      592     8368 SH       SOLE                     8368        0        0
PFIZER INC                     COM              717081103     2074    83480 SH       SOLE                    83480        0        0
PROCTER & GAMBLE CO            COM              742718109     2244    32351 SH       SOLE                    32351        0        0
ROBERT HALF INTL INC           COM              770323103    16439   617317 SH       SOLE                   617317        0        0
STAPLES INC                    COM              855030102    15174  1317159 SH       SOLE                  1317159        0        0
STATE STR CORP                 COM              857477103     8123   193594 SH       SOLE                   193594        0        0
TE CONNECTIVITY LTD            REG SHS          H84989104    17458   513315 SH       SOLE                   513315        0        0
TIME WARNER CABLE INC          COM              88732J207    11614   122172 SH       SOLE                   122172        0        0
WHIRLPOOL CORP                 COM              963320106    15332   184929 SH       SOLE                   184929        0        0
WPX ENERGY INC                 COM              98212B103     3690   222434 SH       SOLE                   222434        0        0
XEROX CORP                     COM              984121103    17907  2439590 SH       SOLE                  2439590        0        0